American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
November 30, 2020

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.4%
California — 99.2%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,109,540
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,109,110
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/21, Prerefunded at 100% of Par(1)	3,500,000	3,635,065
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,596,522
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,625,000	3,283,324
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,725,794
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	601,098
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,072,170
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,477,680
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	4,110,155
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,515,340
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	1,000,000	1,168,960
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	4,419,367
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(2)	1,000,000	755,240
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(2)	12,750,000	8,723,295
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,821,650
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(1)	1,000,000	1,017,530
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	1,200,000	1,306,116
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	2,275,000	2,476,178
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/25	1,000,000	1,131,090
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/28	1,100,000	1,239,216
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/29	1,250,000	1,406,162
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	3,345,772
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	2,213,253
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	2,199,904
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	2,089,508
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/34	1,360,000	1,518,576
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	2,169,252
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,530,863
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	5,023,894
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/39	1,550,000	1,720,391
Apple Valley Public Financing Authority Tax Allocation, 4.00%, 6/1/31 (BAM)	2,560,000	3,191,142
Apple Valley Public Financing Authority Tax Allocation, 4.00%, 6/1/34 (BAM)	2,930,000	3,585,968
Apple Valley Public Financing Authority Tax Allocation, 4.00%, 6/1/36 (BAM)	3,050,000	3,702,517
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	565,386
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	889,426
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	524,548
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	888,447
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,106,175
Bakersfield Wastewater Rev., 5.00%, 9/15/31	1,355,000	1,895,835
Bakersfield Wastewater Rev., 5.00%, 9/15/32	1,620,000	2,249,386
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(1)	1,500,000	1,596,660
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(1)	3,500,000	3,725,540
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(1)	7,185,000	7,648,001
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,578,880
Bay Area Toll Authority Rev., VRN, 2.00%, 4/1/34	2,000,000	2,006,760
Bay Area Toll Authority Rev., VRN, 1.36%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,060,840
Bay Area Toll Authority Rev., VRN, 1.21%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,806,287

Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	16,544,850
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,614,315
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,917,126
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	289,418
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	836,232
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,323,917
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,620,600
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	850,000	862,988
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	608,337
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	529,728
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	242,528
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	328,127
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	295,425
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/29(3)	330,000	435,874
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33(3)	900,000	1,191,951
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	760,493
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,067,835
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,474,482
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/32	750,000	906,540
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	923,624
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	363,105
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	961,200
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	619,419
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	787,850
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	932,539
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(1)	365,000	379,250
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(1)	385,000	400,362
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(1)	1,875,000	2,301,356
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,772,700
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/22	3,000,000	3,273,090
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,444,550
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,715,698
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,676,020
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	7,323,780
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	3,247,938
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	479,740
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	929,026
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,320,470
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,580,316
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,698,385
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/35	3,100,000	3,700,222
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,361,760
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	589,800
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,284,113
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,182,468
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,761,310
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,093,500
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	3,063,550
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/21, Prerefunded at 100% of Par(1)	1,650,000	1,705,951

California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,445,592
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(1)	1,500,000	1,845,495
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(1)	2,000,000	2,460,660
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(1)	1,750,000	2,153,077
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,878,360
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,544,060
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	7,320,445
California Housing Finance Rev., 4.00%, 3/20/33	21,202,472	23,652,205
California Housing Finance Rev., 4.25%, 1/15/35	5,503,661	6,312,204
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,135,594
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,351,865
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,566,950
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,120,340
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,532,756
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 0.48%, (70% of the 1-month LIBOR plus 0.38%), 8/1/47	9,000,000	8,999,460
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	966,704
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,507,675
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,203,710
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	961,664
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/34	650,000	840,301
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/35	1,000,000	1,289,180
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/36	2,250,000	2,890,777
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	1,100,000	1,409,144
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	1,175,000	1,500,181
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/39	1,200,000	1,528,872
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 0.75%, (70% of the 1-month LIBOR plus 0.65%), 12/1/50	5,000,000	4,999,900
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,932,530
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,294,198
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(1)(4)	665,000	682,104
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,337,432
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	549,905
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(4)	1,000,000	1,077,810
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	367,230
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	187,035
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	278,577
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	276,705
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	244,536
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	273,569
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	272,491
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	302,023
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	271,062

California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	300,243
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	329,648
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	358,761
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	7,066,963
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,996,788
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,231,900
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.10%, 12/1/20 (GA: Chevron Corp.)	600,000	600,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.10%, 12/1/20 (GA: Chevron Corp.)	700,000	700,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,702,330
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	9,402,720
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/36	750,000	876,210
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/37	1,755,000	2,044,856
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/39	1,535,000	1,778,988
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/40	1,520,000	1,756,907
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(4)	435,000	500,576
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(4)	1,130,000	1,277,940
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	922,862
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,895,815
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,956,887
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,409,049
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	566,040
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,049,150
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	567,180
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,243,087
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,199,190
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	630,194
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,309,253
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	844,596
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,987,718
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,143,200
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	2,680,000	3,210,560
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/32	1,100,000	1,308,098
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,664,684
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,586,694
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/21	270,000	274,860
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	280,000	290,164
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	645,523
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	328,932
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	810,004
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,321,320
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,705,039
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,522,751
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,197,080

California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,592,041
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,192,540
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,761,195
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(1)	2,250,000	2,379,645
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(1)	3,000,000	3,179,610
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,645,501
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,776,947
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,230,996
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,179,260
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,253,335
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	846,490
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,172,390
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,937,617
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	3,139,535
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	3,033,662
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,925,472
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,702,008
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,045,840
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,741,860
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	4,000,000	4,004,840
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,646,215
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	321,876
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,063,450
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	836,465
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,233,470
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,255,780
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,281,550
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,752,465
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/23	875,000	963,681
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/25	500,000	583,305
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/26	500,000	596,525
California Municipal Finance Authority Rev., (University of the Pacific), 5.00%, 11/1/29	500,000	665,970
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/21	790,000	800,223
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	801,261
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,562,350
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,657,541
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	1,000,000	1,095,560
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,103,760
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,445,110
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(4)	4,000,000	4,714,680
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	576,130
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,143,170
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.06%, 12/1/20 (LOC: Barclays Bank plc)	4,100,000	4,100,000
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,919,100
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)(4)	1,000,000	1,209,230
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,200,000	1,355,412
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(4)	600,000	647,478
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(4)	960,000	1,059,984
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/21(4)	100,000	102,167
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(4)	165,000	174,227
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(4)	175,000	191,769
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(4)	160,000	180,693
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(4)	150,000	174,420

California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(4)	150,000	178,433
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(4)	160,000	194,002
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(4)	190,000	233,782
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(4)	500,000	543,815
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(4)	380,000	417,172
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(4)	670,000	740,665
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(4)	635,000	691,496
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(4)	500,000	577,825
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(4)	290,000	320,430
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(4)	740,000	795,456
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	755,323
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	808,020
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	854,708
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	903,771
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	961,344
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	1,012,116
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,047,760
California State Public Works Board Rev., 5.25%, 12/1/21, Prerefunded at 100% of Par(1)	3,000,000	3,150,840
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(1)	1,000,000	1,083,680
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,126,020
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(1)	1,865,000	2,107,935
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,871,100
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	6,811,800
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	3,380,925
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	6,005,650
California State University Rev., 5.00%, 11/1/21, Prerefunded at 100% of Par(1)	3,700,000	3,862,060
California State University Rev., 5.00%, 11/1/21	1,000,000	1,044,650
California State University Rev., 5.00%, 11/1/28	2,000,000	2,563,420
California State University Rev., 5.00%, 11/1/28	500,000	671,280
California State University Rev., 5.00%, 11/1/29	1,000,000	1,274,030
California State University Rev., 5.00%, 11/1/29	500,000	685,820
California State University Rev., 5.00%, 11/1/30	3,000,000	3,807,480
California State University Rev., 5.00%, 11/1/30	600,000	817,560
California State University Rev., 5.00%, 11/1/31	2,900,000	3,666,528
California State University Rev., 5.00%, 11/1/31	390,000	527,920
California State University Rev., 5.00%, 11/1/32	1,750,000	2,049,652
California State University Rev., 4.00%, 11/1/34	10,000,000	11,505,800
California State University Rev., 5.00%, 11/1/36	5,105,000	6,245,457
California State University Rev., 4.00%, 11/1/38	2,865,000	3,263,321
California State University Rev., VRN, 4.00%, 11/1/51	4,000,000	4,328,440
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,486,277
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,707,602
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,256,610
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,310,464
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	914,800
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	888,345
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,224,700
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,942,169

California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	928,582
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,122,813
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,550,812
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,237,100
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	850,006
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,821,551
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), VRN, 5.00%, 3/1/37	5,145,000	6,276,694
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 0.10%, 12/1/20 (GA: Chevron Corp.)	600,000	600,000
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,096,960
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,079,440
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,107,710
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,182,141
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,345,671
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,164,300
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,425,462
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,203,782
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,527,537
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	1,000,000	1,024,570
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	319,944
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	506,578
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	331,512
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	663,024
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	858,450
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	355,050
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	916,784
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	395,837
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,145,061
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	795,103
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	821,709
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,580,161
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	757,140
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	237,176
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	320,271
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	172,417
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	147,689
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	204,421
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	795,000	816,346

California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22	1,065,000	1,134,832
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 4/1/42	8,400,000	8,848,476
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/38	10,000,000	13,460,300
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/45	5,975,000	8,042,529
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(4)	1,840,000	1,852,825
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(4)	3,000,000	3,180,660
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(4)	375,000	416,036
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(4)	475,000	518,947
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(4)	5,000,000	5,784,200
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(4)	1,000,000	1,156,980
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	6,500,000	7,262,450
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,179,612
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/30	500,000	617,870
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/32	675,000	824,000
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/33	450,000	547,133
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/34	625,000	758,388
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/35	725,000	877,671
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/36	700,000	844,963
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/37	500,000	602,060
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/38	500,000	600,720
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,415,400
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	6,213,726
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	5,453,213
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,545,745
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,209,060
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	721,470
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	1,034,404
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	5,043,930
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,755,445
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,502,775
California Statewide Communities Development Authority Rev., Series 2008 B, (VAR-RADY CHILDRENS HOSP-SER B), VRDN, 0.07%, 12/1/20 (LOC: Wells Fargo Bank N.A.)	2,100,000	2,100,000
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	905,000	925,661
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	785,000	894,955
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,597,242
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/40	580,000	632,548

Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,606,766
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,297,000
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,369,583
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(1)	3,125,000	3,524,219
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(1)	1,220,000	1,375,855
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	3,000,000	3,530,790
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	779,758
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	552,950
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/21	500,000	514,025
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/22	500,000	529,590
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	545,410
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,105,957
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 94-13), VRDN, 0.07%, 12/1/20 (LOC: State Street Bank & Trust Co.)	500,000	500,000
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(2)	5,935,000	5,798,020
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	515,640
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	373,944
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	672,606
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	665,752
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	840,296
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,173,184
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,255,940
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,559,937
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,243,480
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32	1,000,000	1,281,200
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	647,090
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	265,286
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	291,305
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	317,743
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	304,763
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	343,479
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	569,465
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,350,000	1,519,735
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,290,000	1,446,348
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,193,800
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,348,470
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,337,950
East Side Union High School District GO, 5.00%, 8/1/21 (BAM)	1,600,000	1,651,360
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,515,588
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	1,200,000	1,413,024
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	1,016,129
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,853,474
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/22	520,000	556,332
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	660,089
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	850,223
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	625,446
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,245,198
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	1,032,837

Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,112,090
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	278,019
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	617,128
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	757,275
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,583,966
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,800,414
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,750,000	4,295,962
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	573,110
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,124,630
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	536,843
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,070,000	3,147,659
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,678,166
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	10,000,000	10,770,600
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	4,168,073
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	955,275
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	839,051
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,485,137
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,543,806
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	2,007,241
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,735,314
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,232,240
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,655,032
Fullerton Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/27 (BAM)	1,885,000	2,292,575
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	541,810
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	564,205
Golden Empire Schools Financing Authority Rev., (Kern High School District), 5.00%, 5/1/21	3,000,000	3,058,530
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,023,790
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,217,177
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,350,520
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,613,522
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	7,352,640
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	9,997,999
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,492,060
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,360,286
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,104,580
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	12,515,000	12,748,280
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(2)	3,000,000	2,900,700
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	850,440
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	7,680,000	8,169,600
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(1)	2,750,000	3,160,217
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,195,960
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,192,740
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,189,850
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,802,594
Hayward Unified School District GO, 4.00%, 8/1/40 (BAM)	3,000,000	3,554,940
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	5,384,492
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,401,842
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	583,312
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	529,616
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	690,869
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/33	1,000,000	1,305,960
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/34	1,100,000	1,434,059
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/35	1,520,000	1,975,362
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,236,341
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	372,264

Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,109,880
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,798,065
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	601,820
Inglewood Unified School District GO, 4.00%, 8/1/21 (BAM)	400,000	409,944
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	291,212
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	615,845
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	613,050
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	365,790
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	1,039,347
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	605,050
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,866,765
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,950,396
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,872,765
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,125,430
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,548,435
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,267,943
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,593,473
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	788,813
Irvine Unified School District Special Tax, 5.00%, 9/1/29	360,000	473,422
Irvine Unified School District Special Tax, 5.00%, 9/1/31	350,000	454,818
Irvine Unified School District Special Tax, 5.00%, 9/1/31	1,840,000	2,436,197
Irvine Unified School District Special Tax, 4.00%, 9/1/33	2,110,000	2,531,198
Irvine Unified School District Special Tax, 5.00%, 9/1/33	400,000	513,152
Irvine Unified School District Special Tax, 4.00%, 9/1/35	1,000,000	1,189,780
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,697,910
Irvine Unified School District Special Tax, 4.00%, 9/1/36	1,320,000	1,563,170
Irvine Unified School District Special Tax, 4.00%, 9/1/37	570,000	662,659
Irvine Unified School District Special Tax, 4.00%, 9/1/37	1,355,000	1,598,141
Irvine Unified School District Special Tax, 4.00%, 9/1/40	690,000	794,563
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23 (BAM)	800,000	896,960
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	701,669
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24 (BAM)	785,000	913,143
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	792,377
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25 (BAM)	370,000	445,987
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,164,620
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,342,514
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,908,333
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/21(1)	315,000	321,867
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22, Prerefunded at 100% of Par(1)	635,000	685,038
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22(1)	225,000	240,489
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	506,697
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	725,136
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,685,043
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	2,437,744
Long Beach Harbor Rev., 4.00%, 7/15/21	1,000,000	1,023,260
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	709,007
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,554,473
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,739,415
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	920,984
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	687,642
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,507,287
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,791,331
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	6,316,600
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,607,776
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,664,794

Los Angeles Community College District GO, 4.00%, 8/1/37	3,000,000	3,495,330
Los Angeles Community College District GO, 4.00%, 8/1/38	10,000,000	11,635,400
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,208,563
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,057,170
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	10,422,000
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,245,050
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,321,783
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,794,000
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,524,032
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,668,924
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,542,762
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,847,850
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	4,000,000	5,253,000
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	3,196,050
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	7,870,329
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,512,400
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,625,264
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,327,205
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,366,571
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,614,660
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,811,646
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	5,108,661
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,768,429
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,741,331
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,896,828
Los Angeles Department of Water Rev., VRDN, 0.07%, 12/1/20 (SBBPA: TD Bank N.A.)	700,000	700,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,852,555
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,259,330
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,075,280
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,487,421
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,246,788
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/38	3,000,000	3,611,220
Los Angeles Department of Water & Power System Rev., VRDN, 0.07%, 12/1/20 (SBBPA: Bank of America N.A.)	8,800,000	8,800,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.08%, 12/1/20 (SBBPA: Bank of America N.A.)	1,100,000	1,100,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.10%, 12/1/20 (SBBPA: Bank of America N.A.)	1,100,000	1,100,000
Los Angeles Department of Water & Power System Rev., Series 2001 B-2, VRDN, 0.07%, 12/1/20 (SBBPA: Royal Bank of Canada)	3,300,000	3,300,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,830,951
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,151,237
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,083,670
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,840,600
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,282,789
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,134,475
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,000,000	3,761,370
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,144,348
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,222,022
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,942,365
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,597,340
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	9,392,359
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,955,059
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	2,360,983
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(2)	5,905,000	5,311,075
Metropolitan Water District of Southern California Rev., VRDN, 0.08%, 12/1/20 (SBBPA: Bank of America N.A.)	500,000	500,000
Metropolitan Water District of Southern California Rev., VRDN, 0.09%, 12/1/20 (SBBPA: Toronto-Dominion Bank)	3,700,000	3,700,000
Metropolitan Water District of Southern California Rev., VRDN, 0.10%, 12/1/20 (SBBPA: PNC Bank N.A.)	800,000	800,000

Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	3,157,878
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,885,382
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	1,810,000	2,246,843
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,813,413
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,562,175
Modesto Irrigation District Rev., 5.00%, 10/1/30	2,000,000	2,629,360
Modesto Irrigation District Rev., 5.00%, 10/1/31	1,200,000	1,575,696
Modesto Irrigation District Rev., 5.00%, 10/1/35	2,215,000	2,860,938
Modesto Irrigation District Rev., 5.00%, 10/1/36	1,250,000	1,604,650
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/22, Prerefunded at 100% of Par(1)	3,000,000	3,179,280
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,089,420
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	918,608
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	750,000	857,318
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/32	750,000	855,675
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/33	750,000	854,318
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/34	1,000,000	1,138,000
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/35	1,750,000	1,988,332
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/36	1,500,000	1,702,110
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/37	2,085,000	2,362,930
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,236,180
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/22	5,745,000	6,047,761
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/33	2,850,000	3,208,786
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	1,500,000	1,684,650
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,011,284
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	298,063
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(1)	2,000,000	2,115,080
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,472,739
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,702,770
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,975,715
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,125,560
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	13,300,000	14,853,972
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,880,882
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,149,240
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,222,400
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,217,330
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,251,747
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	2,135,925
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	2,217,167
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,652,568
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/39	1,475,000	1,712,976
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/40	1,465,000	1,697,159
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,260,242
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,399,260
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22	410,000	431,361
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(1)	3,150,000	3,421,656
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,563,072
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	3,700,000	4,441,369
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	780,241
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	291,626
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	315,561
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	64,749
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	346,869
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	365,508
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	381,483

Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	254,030
Orange County Special Assessment, 3.00%, 9/2/25	285,000	322,204
Orange County Special Assessment, 5.00%, 9/2/26	600,000	759,972
Orange County Special Assessment, 5.00%, 9/2/28	600,000	804,438
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,142,916
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,711,403
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,207,490
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,243,790
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,057,902
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,371,440
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,620,821
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	3,009,608
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	975,000	1,108,468
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,905,179
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	3,885,385
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,325,260
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,277,854
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,743,447
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,837,500
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,132,400
Oxnard Gas Tax Rev., 4.00%, 9/1/32 (AGM)	1,045,000	1,248,974
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(1)	3,750,000	4,563,712
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	430,707
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,617,087
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,512,161
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,465,375
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	829,629
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	772,376
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	578,788
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	897,689
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,775,680
Palomar Health GO, 5.00%, 8/1/23	1,900,000	2,109,019
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,618,733
Palomar Health GO, Capital Appreciation, VRN, 7.00%, 8/1/38 (AGC)	3,330,000	4,819,209
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/21	3,625,000	3,760,974
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	1,000,000	1,077,440
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,744,692
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,952,677
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,451,748
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,662,502
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(2)	2,600,000	2,114,892
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,314,652
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	981,446
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	369,171
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	533,797
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	672,144
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,475,776
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,311,452
Peralta Community College District GO, 5.00%, 8/1/25	620,000	753,467
Peralta Community College District GO, 5.00%, 8/1/26	550,000	689,904
Peralta Community College District GO, 5.00%, 8/1/27	500,000	644,920
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,645,060
Pomona Unified School District GO, 6.15%, 8/1/21, Prerefunded at 103% of Par (NATL)(1)	855,000	914,465
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,299,150
Porterville Public Financing Authority Rev., 5.625%, 10/1/21, Prerefunded at 100% of Par(1)	4,000,000	4,182,040

Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	4,890,000	3,083,536
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,645,000	2,043,156
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(1)	790,000	818,851
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(1)	1,300,000	1,348,685
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(1)	1,410,000	1,464,130
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,276,780
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,586,362
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,578,662
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,647,004
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,415,800
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.06%, 12/1/20	820,000	820,000
Regents of the University of California Medical Center Pooled Rev. VRDN, 0.10%, 12/1/20	600,000	600,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	805,819
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(2)	1,000,000	853,540
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(2)	1,000,000	802,950
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(2)	1,555,000	1,210,490
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,983,433
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,119,644
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,822,687
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	4,175,021
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	9,481,685
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	9,600,731
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,058,991
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,219,857
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/36	1,000,000	1,159,080
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/37	1,100,000	1,272,854
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/38	1,000,000	1,155,350
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	889,320
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,304,760
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,261,785
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,682,164
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,198,410
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,489,062
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,241,930
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,445,888
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	2,089,381
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,776,657
Sacramento County COP, 5.00%, 10/1/29 (AGM)	1,135,000	1,494,840
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,797,942
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,237,940
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,235,050
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,051,220
Sacramento County Sanitation Districts Financing Authority Rev., (Sacramento Regional County Sanitation District), 5.00%, 12/1/27	2,960,000	3,898,379
Sacramento County Sanitation Districts Financing Authority Rev., (Sacramento Regional County Sanitation District), 5.00%, 12/1/28	2,000,000	2,701,700
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 0.70%, (67% of the 3-month LIBOR plus 0.53%), 12/1/35 (NATL)	8,500,000	8,024,425
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/27	2,000,000	2,599,440
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	934,941
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,323,880
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,176,630

Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,622,415
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,408,050
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,599,492
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,582,721
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,164,990
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,614,275
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,158,490
San Bernardino Community College District GO, Capital Appreciation, VRN, 6.375%, 8/1/34	17,240,000	20,905,396
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	2,915,000
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,520,187
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,726,886
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,560,651
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,133,680
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,300,000	4,552,668
San Diego Association of Governments Rev., 5.00%, 11/15/26	9,250,000	11,340,222
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	2,090,180
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(1)	3,000,000	3,378,960
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,662,601
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	820,132
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,239,320
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,048,628
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,228,880
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	858,480
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,223,860
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/37	1,200,000	1,418,268
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/38	1,350,000	1,591,285
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,269,970
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,264,090
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,035,159
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	6,375,337
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,892,904
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	4,213,191
San Diego County Water Authority Rev., 5.00%, 5/1/29(3)	1,225,000	1,641,586
San Diego County Water Authority Rev., 5.00%, 5/1/31(3)	1,050,000	1,468,572
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	12,507,800
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/21(1)	2,000,000	2,063,380
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/22, Prerefunded at 100% of Par(1)	2,000,000	2,159,380
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	6,374,250
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,079,640
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,124,720
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	280,885
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	561,180
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	838,545
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,674,407
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,800,645
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	980,000	1,000,002
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	1,210,000	1,234,696
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,065,380
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(1)	1,625,000	1,768,260
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,328,525
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,151,434

San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,690,740
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,201,200
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21	460,000	474,798
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	493,391
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	635,998
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	426,273
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	456,924
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(1)	500,000	505,215
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,266,686
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	987,122
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	12,000,000	13,524,000
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,111,410
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,113,690
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,472,639
San Mateo Special Tax, 5.50%, 9/1/44	750,000	792,533
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,399,797
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,355,981
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,497,380
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	934,142
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,632,065
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,620,587
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,995,164
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	1,096,573
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	1,077,787
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,599,489
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,266,060
Santa Clara Electric Rev., 5.00%, 7/1/21, Prerefunded at 100% of Par(1)	1,500,000	1,541,670
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,759,830
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,027,960
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,155,840
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,500,723
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,876,057
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,689,412
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,432,874
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,386,120
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	710,850
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,067,380
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,632,194
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,331,561
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,576,657
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	450,000	588,888
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,110,000	2,733,568
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	2,515,000	3,213,969
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,544,580
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,334,916
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,336,118
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,217,990
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,439,615
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,705,056

Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	2,856,895
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	1,067,539
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,032,310
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,797,966
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,751,191
State of California GO, 5.00%, 3/1/23	10,000,000	11,069,500
State of California GO, 5.00%, 12/1/26	1,045,000	1,189,942
State of California GO, 5.00%, 2/1/27	10,000,000	11,023,500
State of California GO, 4.00%, 11/1/27	2,000,000	2,473,380
State of California GO, 5.00%, 2/1/28	6,795,000	7,481,159
State of California GO, 5.00%, 11/1/29	2,625,000	2,973,416
State of California GO, 5.00%, 4/1/30	2,500,000	3,343,725
State of California GO, 5.00%, 4/1/31	1,350,000	1,797,228
State of California GO, 5.00%, 11/1/31	7,435,000	9,532,116
State of California GO, 5.00%, 4/1/32	3,000,000	3,972,780
State of California GO, 5.25%, 8/1/32 (AGM)	5,000,000	7,170,600
State of California GO, 5.00%, 4/1/37	5,000,000	5,692,950
State of California GO, 5.00%, 4/1/38	3,500,000	4,538,870
State of California GO, Series 2004 A-4, (Kindergarten), VRDN, 0.07%, 12/1/20 (LOC: Citibank N.A.)	800,000	800,000
State of California GO, VRN, 4.00%, 12/1/30	4,000,000	4,076,320
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,471,520
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21(1)	10,000,000	10,203,600
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22(1)	4,180,000	4,466,205
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,516,370
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,603,914
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(1)	750,000	877,305
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(1)	1,500,000	1,754,610
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,263,964
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,613,455
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,727,144
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,150,650
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,283,560
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,275,220
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	462,461
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	994,022
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	713,603
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,808,610
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,162,070
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,179,068
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	641,415
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,467,716
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	961,299
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	937,515
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	533,607
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	295,496
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,340,360
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	501,755
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,849,149
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,930,397
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,706,022
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	492,342
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,409,439

Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,611,798
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	1,053,888
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,799,669
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	932,483
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	1,000,000	1,295,960
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	1,000,624
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	367,002
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	365,814
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	896,385
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	385,411
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,274,310
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	407,590
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	606,490
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	699,847
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	527,076
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	905,457
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,522,573
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	836,177
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,860,372
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	777,719
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,195,780
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,186,510
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(1)	2,840,000	3,037,664
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(1)	1,395,000	1,555,830
University of California Rev., 4.00%, 5/15/26	2,415,000	2,878,777
University of California Rev., 5.00%, 5/15/26	3,310,000	3,533,624
University of California Rev., 5.00%, 5/15/32	3,750,000	5,086,012
University of California Rev., 5.00%, 5/15/33	1,000,000	1,346,450
University of California Rev., VRDN, 0.08%, 12/1/20	480,000	480,000
University of California Rev., VRN, 5.00%, 5/15/48	5,000,000	5,580,250
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,285,005
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,841,656
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,765,604
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,100,370
Walnut Energy Center Authority Rev., 5.00%, 1/1/35	2,000,000	2,659,900
Walnut Energy Center Authority Rev., 5.00%, 1/1/36	2,000,000	2,648,520
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,305,440
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,449,640
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,721,280
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	773,819
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	739,074
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,509,788
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,241,880
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	2,850,000	2,937,979
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,936,351

Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,389,141
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(2)	2,210,000	1,868,246
		1,989,164,732
Guam — 0.2%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	306,804
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	344,880
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	549,285
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	397,292
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	409,756
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	601,145
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,104,093
		3,713,255
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,853,769,008)		1,992,877,987
OTHER ASSETS AND LIABILITIES — 0.6%		12,364,751
TOTAL NET ASSETS — 100.0%		$2,005,242,738

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $38,213,664, which represented 1.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.